Solar Energy Systems Held for Development and Sale (Tables)	12 Months Ended
Dec. 31, 2011
Solar Energy Systems Held For Development and Sale [Abstract]
Solar Energy Systems Held for Development and Sale
Solar energy systems held for development and sale consist of the following:

	As of December 31,
	2011	2010
In millions
Under development	$193.5	$68.8
Systems held for sale	179.5	168.7
Total solar energy systems held for development and sale	$373.0	$237.5